Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Detail) (Designated as hedging instruments, USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ 48	$ (13)	$ 84
Foreign currency zero cost collars
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	16	76	(58)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ (11)	$ (4)	$ (6)